Contract Assets and Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Notes To Financial Statements [Abstract]
Contract assets and liabilities
	June 30,	December 31,
	2018	2017

Distribution license	$40,000	$-
	$40,000	$-

	June 30,	December 31,
	2018	2017

Distribution license	$501,110	$-
Service agreement	43,282
Initial warranty	18,474	-
Refurbishment license	2,461	-
Tiered pricing	2,228	-
Total Contract liabilities	567,555	-
Non-Current	(76,500)	-
Total Current	$491,055	$-